UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22833

TCG Financial Series Trust VIII

 (Exact name of registrant as specified in charter)

c/o TCG Financial Services, LLC

110 Merrick Way, Suite 2A, Coral Gables, FL 33134

(Address of Principal Executive Offices) (Zip Code)

Copies to:

c/o TCG Financial Services, LLC 110 Merrick Way, Suite 2A Coral Gables, FL 33134 (305) 461-6090	Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012 (856) 374-1744
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (305) 461-6090

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

TCG US Government Premier Government Money Market Fund
Schedule of Investments
March 31, 2015 (Unaudited)

Shares		Value

BANK OBLIGATIONS - 99.08%
2,500	American Enterprise Bank of Florida, 0.40%, 4/1/2015 *	$ 2,500
55,303	Banesco, 1.00%, 4/1/2015 *	55,303
10,009	Bank of Coral Gables, 0.20%, 4/1/2015	10,009
2,501	Bank of the Ozarks, 0.10%, 4/1/2015 *	2,501
65,288	BankUnited, FSB, 1.00%, 4/1/2015 *	65,288
2,500	Bay Cities Bank, 0.15%, 4/1/2015 *	2,500
5,107	BBVA Compass, 0.09%, 4/1/2015	5,107
2,501	C1 Bank, 0.10%, 4/1/2015 *	2,501
2,500	Coastal Community Bank, 0.15%, 4/1/2015 *	2,500
1,000	Commercial Bank of California, 0.00%, 4/1/2015 *	1,000
26,070	Doral Bank, 0.83%, 4/1/2015 *	26,070
1,000	Encore Bank N.A., 0.05%, 4/1/2015 *	1,000
2,502	Enterprise Bank and Trust, 0.35%, 4/1/2015 *	2,502
10,021	EverBank, 0.46%, 4/1/2015 *	10,021
2,501	First Capital Bank of Kentucky, 0.35%, 4/1/2015 *	2,501
46,122	First City Bank of Commerce, 0.75%, 4/1/2015 *	46,122
3,600	First Foundation Bank, 0.10%, 4/1/2015 *	3,600
5,014	First Internet Bank of Indiana, 0.60%, 4/1/2015 *	5,014
2,503	FirstBank Florida, 0.30%, 4/1/2015 *	2,503
2,501	Flagler Bank, 0.10%, 4/1/2015 *	2,501
5,011	Floridian Community Bank, 0.38%, 4/1/2015 *	5,011
10,005	Marquis Bank, 0.05%, 4/1/2015 *	10,005
26,021	Metropolitan Commercial Bank, 0.20%, 4/1/2015 *	26,021
45,518	NexBank, SSB, 0.50%, 4/1/2015 *	45,518
2,500	Ocean Bank, 0.40%, 4/1/2015 *	2,500
10,005	One West Bank N.A., 0.05%, 4/1/2015 *	10,005
5,012	Pacific National Bank, 0.90%, 4/1/2015 *	5,012
2,500	PanAmerican Bank, 0.29%, 4/1/2015 *	2,500
2,501	Post Oak Bank, 0.35%, 4/1/2015 *	2,501
100,323	Professional Bank, 0.70%, 4/1/2015 *	100,323
9,053	Quantum National Bank, 0.10%, 4/1/2015 *	9,053
4,050	RiverBend Bank, 0.00%, 4/1/2015 *	4,050
100	Santander Bank N.A., 0.00%, 4/1/2015 *	100
17,434	Santander Bank N.A., 0.20%, 4/1/2015 *	17,434
2,532	TD Bank, 0.50%, 4/1/2015 *	2,532
2,502	Wolverine Bank, 0.35%, 4/1/2015 *	2,502

TOTAL FOR BANK OBLIGATIONS (Cost $496,110) - 99.08%		$ 496,110

SHORT TERM INVESTMENT - 0.79%
3,966	Fidelity Institutional Treasury Money Market Fund - Class I 0.01% **	3,966

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,966) - 0.79%		$ 3,966

TOTAL INVESTMENTS (Cost $500,076) - 99.87%		$ 500,076

OTHER ASSETS LESS LIABILITIES - 0.13%		657

NET ASSETS - 100.00%		$ 500,733

* Variable Rate Security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at March 31, 2015. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

NOTES TO FINANCIAL STATEMENTS
TCG Daily Liquidity Government Money Market Fund
1. SECURITY TRANSACTIONS

At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $500,076, amounted to $0.00, which consisted of aggregate gross unrealized appreciation of $0.00 and aggregate gross unrealized depreciation of $0.00.

2. SECURITY VALUATION

For valuing securities in calculating NAV, the Fund has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting securities is consistent with the credit quality and diversification requirements of Rule 2a-7. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Pursuant to Rule 2a-7, the Fund will maintain a dollar-weighted average portfolio maturity appropriate to maintaining a stable NAV per Share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (except as described below) nor maintain a dollar-weighted average maturity of greater than 90 days. Repurchase agreements involving the purchase of securities with remaining maturities of greater than 397 days will be treated as having a maturity equal to the period remaining until the date on which the repurchase is scheduled to occur or, where no date is specified and the agreement is subject to a demand feature, the notice period applicable to the demand to repurchase those securities. A variable rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount may be recovered through exercise of the demand feature. A floating rate instrument, the principal amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

The Trustees have undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund’s investment objective, to stabilize the NAV per Share of the Fund for purposes of sales and redemptions at $1.00. These procedures include a review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the NAV per Share of the Fund, calculated by using available market quotations, deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from  the Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to investors, the Trustees will take such steps as they deem appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a NAV per Share based on available market quotations. In addition, if the Advisor becomes aware that any Second Tier Security or Unrated Security held by the Fund has received a rating from any NRSRO below the NRSRO's two highest rating categories, the procedures adopted by the Trustees in accordance with Rule 2a-7 require the Advisor to dispose of such security unless (i) the sale would cause the deviation between the Fund's amortized cost and market-determined values per Share to exceed 0.40 of 1% (in which case the Trustees will meet to determine what action to take) or (ii) the Trustees reassess the credit quality of the security and determine that it is in the best interests of shareholders to retain the investment. In the event the Fund holds a defaulted security, a security that has ceased to be an Eligible Security, or a security that has been determined to no longer present minimal credit risks, Rule 2a-7 requires the Fund to dispose of the security unless the Trustees determine that such action is not in the best interest of shareholders. The Rule requires the Fund to limit its investments to securities determined to present minimal credit risks based on factors in addition to ratings assigned a security by an NRSRO and which are at the time of acquisition Eligible Securities.

Rule 2a-7, as amended, defines the terms NRSRO, Requisite NRSROs, Eligible Securities, Rated Securities, Unrated Securities, Demand Features, Guarantees, Unconditional Demand Features, First Tier Securities and Second Tier Securities in establishing risk limiting conditions for money market mutual funds.

Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.

When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  These securities would normally be those, which have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range.  The lack of consensus would result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely varying valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Fund's Advisor using methods and procedures reviewed and approved by the Trustees.

Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing service are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Bank Obligations	$496,110	$0	$0	$496,110
Cash Equivalents	$3,966	$0	$0	$3,966
Total	$500,076	$0	$0	$500,076

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TCG Financial Series Trust VIII

By /s/ Jorge H. Coloma

Jorge H. Coloma

President

Date: May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jorge H. Coloma

Jorge H. Coloma

President

Date: May 27, 2015